Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Customer Bank	Jun. 30, 2013	Dec. 31, 2013
Receivables [Abstract]
Number of customers			8
Number of banks			8
Amount of receivables sold through factoring arrangements	$ 106.4	$ 83.6	$ 217.3	$ 177.4
Amount of additional outstanding receivables of factoring arrangements	302.3		302.3		261.1
Discount on receivables sold through factoring arrangements	$ 1.4	$ 1.3	$ 3.0	$ 2.6